Segment Information	3 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 18: SEGMENT INFORMATION

The Company follows the provisions of ASC 280-10 Disclosures about Segments of an Enterprise and Related Information. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making operating decisions. As of June 30, 2019, and for the three months ended June 30, 2019, the Company operated in two segments. The segments are Trend Holdings and Zest Labs. Amounts related to discontinued operations are excluded from the amounts in the tables below. The acquisition of Trend holdings on May 31, 2019, caused the reportable segments to change from the previous reporting as a single segment in fiscal 2019. Home office costs are allocated to the two segments based on the relative support provided to those segments.

June 30, 2019	Trend Holdings	Zest Labs	Total
Segmented operating revenues	$23	$12	$35
Cost of revenues	-	45	45
Gross profit (loss)	23	(33)	(10)
Total operating expenses net of depreciation, amortization, and impairment	139	2,308	2,447
Depreciation and amortization	-	77	77
Other (income) expense	(148)	(738)	(886)
Income (loss) from continuing operations	$32	$(1,680)	$(1,648)
Segmented assets
Property and equipment, net	$-	$747	$747
Intangible assets, net	$3,223	$-	$3,223
Capital expenditures	$-	$-	$-